Subsequent Events - Additional Information (Detail) - JPY (¥) ¥ in Billions	1 Months Ended
	Apr. 03, 2018	May 22, 2018	Jun. 29, 2012
DH Publishing, L.P.
Subsequent Event [Line Items]
Equity method investment, ownership percentage			39.80%
Subsequent event | DH Publishing, L.P.
Subsequent Event [Line Items]
Acquisition of equity interest percentage		60.00%
Subsequent event | EMI Music Publishing
Subsequent Event [Line Items]
Ownership percentage		40.00%
Equity method investment, ownership percentage		90.00%
Spotify Technology SA | Subsequent event
Subsequent Event [Line Items]
Expected unrealized valuation gain net and gain on sale of shares net	¥ 100
Ownership percentage	5.707%
Percentage of fully diluted ownership interest	5.082%